UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

OMB APPROVAL
OMB Number: 3235-0582 Expires: March 31, 2006 Estimated average burden hours per response14.4

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08110
SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)
153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK 10022
(Address of principal executive offices) (Zip Code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, NY 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 207-6500

Date of fiscal year end:	December 31, 2004

Date of reporting period:	July 2003 - June 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Name of Security	Ticker	Cusip	Proposed by	Date of Meeting	Description of Issue	Item #	Vote

Intuitive Surgical, Inc.
	isrg	46120E107	issuer	6/30/03	Elect directors	1	For
					Issue pursuant to the agreement and plan of merger, dated 3/7/03	2	For
					Amended and restated certificate of incorporation to effect a 1-for-2 reverse stock split of common stock.	3	For
					Amend 2000 non-employee Dir. Stock Option Plan to increase annual stock option grant to provide an additional grant of options to purchase shares to committee chairs and to amend the automatic share increase.	4	For
					Ratify the selection of Ernst & Young LLP as independent auditors	5	For
	Onyx Software Corp.
	onxs	683402101		7/23/03	Not Available	1	For
	Brio Software, Inc.
	brio	109704106	issuer	8/20/03	Elect directors	1	Not Avail
					Proposal to approve the amendment to the 1998 amended and restated employee stock purchase plan	2	Not Avail
					Proposal to approve the amended and restated certificate of incoporation	3	Not Avail
					Ratify appointment of KPMG LLP as independent public accountants	4	Not Avail
	Artisoft
	asft	04314L106	issuer	9/9/03	Authorize issuance and sale under the terms of a purchase agreement dated 6/27/03	1	For
					Adjorn the special meeting upon motion by the presiding officer to allow time for solicitation of proxies	2	For
	Audible, Inc.
	adbl	05069A302	issuer	9/23/03	Elect directors	1	For
					Ratify KPMG LLP as independent auditors	2	For
					Approve amended and restated Cert. of Inc. to increase the number of authorized shares par value $0.01 per share from 75MM shares to 120MM shares	3	For
					ratify amendment to 1999 Stock incentive Plan to increase from 9MM to 12.6MM shares which may be issued pursuant to the 1999 stock incentive plan	4	For
					Transact such other business as may come before the meeting properly and any adjournment or postponement	5
	World Heart
	whrt	980905103	issuer	11/25/03	Approve an increase in shares of the Corporation reserved for issuance under the Corporation Employee Stock Option Plan	1	For
					Amend the articles of the Corp. with respect to the rights, privileges, conditions and restrictions attaching to the Corporation's Series A Cumulative Redeemable Convertible Preferred Shares.	2	For
					Amend the articles of the Corp. to consolidate the issued and outstanding common shares of the Corp. on a one for seven basis.	3	For
	Attunity LTD.
	attu	M15332105	issuer	n/a	The election of three directors	1	Against
					Approval of grant option to certain directors	2	Against
					Ratify 2001 Employee Stock Option Plan	3	Against
					Approval of adoption of 2003 Israeli Stock Option Plan	4	Against
					Authorization for the Board of Dir. To appoint a Chairman for the Board who will serve concurrently as CEO and approval of the grant of certain options to him.	5	Against
					Israeli law requires this be asked in order to ensure specific majority requirements. Do you have a controlling interest with respect to Proposal 5?	5a	Against
					Ratify appointment of Kost Forer & Gabbay as indepent auditors for the Board of Dir. To fix their remuration	6	For
					Receipt and consideration of our Director's Report, Auditor's Report and Consolidated financial statements	7	For
	Adept Technology
	adeo	006854202	issuer	1/23/04	Elect Directors	1	For
					Approve 2003 stock option plan	2	For
					Ratify Ernst &Young as auditors	3	For
	On Technology
	ontc	068219P108	issuer	2/12/04	Agmt and Plan of Merger with Symantec	1	For
					BOD discretion	2	For
	Physiometrix, Inc.
	phyx	718928104	issuer	2/20/04	Ratify issuance of wts wrt priv. plac.	1	For
	Artisoft
	asft	04314L205	issuer	3/05/04	Special Meeting: 2004 stock incentive plan	1	For
					& the authorization of an initial 2,000,000
					shares of common for issuance under
					that plan, plus an addtl shares
	Artisoft
	asft	04314L205	issuer	3/15/04	Stock incentive plan	1	For
	Net Perception
	netp	64107U101	issuer	3/12/04	Liquidation and dissolution of company	1	For
	Nova Measuring
	nvmi	M7516K103	issuer	3/31/04	Framework option Plan	1	For
	Amerigon Incorporated
	argn	03070L300	issuer	4/14/04	Elect Directors	1	no vote
NMS Communications
	nmss	629248105	issuer	4/22/04	Elect directors	1	For
	Peco II, Inc
	piii	705221109	issuer	4/29/04	Elect Directors	1	no vote
					Ratify, approve amend.#1 2000 performance plan	2	no vote
	Given Imaging
	givn	M52020100	issuer	5/03/04	Elect directors	1&2	no vote
					Increase shares reserved 2003 stock option plan	3	no vote
					Increase authorized share captial and amend co. mem. And art. Of assoc.	4	no vote
					Approve directors compensation	5	no vote
					Approve president and CEO comp	6	no vote
					Approve indemnification agmt and ext. of cvg for certain directors	7	no vote
					Appoint Somekh Chaikin, as auditors	8	no vote
	NIC Inc
	egov	62914B100	issuer	5/04/04	Elect Directors	1	For
					Approve 2004 Stock Option Plan	2
					Ratify Pricewaterhouse as Auditors	3	For
	MK Gold
	mkau	55305P100	issuer	5/5/04	Abstained from voting
	Sonic Innovations Inc
	snci	83545M109	issuer	5/06/04	Elect Directors	1	no vote
					Ratify KPMG as Audtiors	2	no vote
					Approve Amended & Restated 2000 Stock Plan	3	no vote
	Entrust Inc
	entu	293848107	issuer	5/07/04	Elect Directors	1	no vote
					Ratify Ernst & Young	2	no vote
	Cryptologic
	cryp	228906103	issuer	5/11/04	Elect Directors	1	For
					Adopt 2004 incentive stock plan	2	For
					Appoint auditors KPMG	3	For
					Discretion to address issues	4
	World Heart Corp.
	whrt	980905103	issuer	5/12/04	Elect Directors	1	For
					Appoint auditors	2	For
					Approve resolution 1 adopting amendment 2 by-law 1	3	For
	Adolor Corp.
	adlr	00724X102	issuer	5/13/04	Elect Directors	1	no vote
					Ratify independent accountants	2	no vote
	The Knot, Inc.
	knot	499184109	issuer	5/13/04	Elect Directors	1	no vote
					Ratify Ernst & Young	2	no vote
	Bakers Footwear
	bkrs	057465106	issuer	5/14/04	Elect directors	1	for
					Ratify Ernst &Young	2	for
					Plan to attend the meeting		yes
	Gaiam Inc
	gaia	36268Q103	issuer	5/18/04	Elect Directors	1	no vote
	First Virtual Comms., Inc.
	fvcx	964347108	issuer	5/18/04	Elect directors	1	For
					Approve 1997 Equity Incentive Plan	2	For
					Approve 1997 Non-Employee Directors Plan	3	For
					Approve potential issuance and sale of common stock and warrants to entities affiliated with Special Situations Fund	4	For
					Approve potential issuance by Company of additional shares of common stock upon conversion of outstanding preferred and upon exercise of warts issued to Vulcan Inc.	5
					Ratify Audit Committee of Board of Directors of Pricewaterhouse Coopers LLP	6	For
	3D Systems Corp.
	tdsc	88554D205	issuer	5/19/04	Election of Directors	1	for
					Approve amednment to article 5 of cert of inc.	2	for
					Approve amendment to article 6 of cert of inc.	3	for
					Approve amendment to article 7 of cert of inc	4	for
					Approve amendment to article 10 of cert of inc	5	for
					Approve amendment to article 11 of cert of inc	6	for
					Approve 2004 incentive stock plan	7	for
					Approve the restricted stock plan for non-employees	8	for
					Ratify the appointment of BDO Seidman as Auditors	9	for
	Aradigm
	ardm	38505103	issuer	5/20/04	Elect directors	1	for
					Approve amendment to Art. Of Inc. - increase SOS	2	for
					Ratify Ernst & Young	3	for
	Willbros Group
	wg	969199108	issuer	5/20/04	Elect Directors	1	no vote
					Approve amendment#4 to increase total shares outstanding	2	no vote
					Ratify Ernst & Young	3	no vote
	Intuitive Surgical Inc
	isrg	46120E602	issuer	5/21/04	Elect Directors	1	no vote
	US Physcial Therapy
	usph	90337L108	issuer	5/25/04	Elect Directors	1	no vote
					Approve 2003 stock incentive plan	2	no vote
	Supportsoft, Inc.
	sprt	868587106	issuer	5/25/04	Elect Directors	1	no vote
					Ratify appointment of Ernst & Young	2	no vote
	LB Foster Co.
	fstr	350060109	issuer	5/26/04	Elect Directors	1	no vote
	Visual Networks, Inc.
	vnwk	928444108	issuer	5/26/04	Elect Directors	1	no vote
					Approve 2003 stock incentive plan	2	no vote
					Ratify Pricewaterhouse Coopers	3	no vote
	Physiometrix, Inc.
	phyx	718928104	issuer	5/27/04	Elect Directors	1	no vote
					Ratify Ernst & Young	2	no vote
	Depomed
	depo	249908104	issuer	5/27/04	Elect directors	1	For
					Approve 2004 equity incentive plan	2	For
					Approve 2004 Employee Stock Purchase plan	3	For
					Ratify Ernst & Young as Auditors	4	For
	Advancis Pharmaceutical Corp
	avnc	00764L109	issuer	6/03/04	Elect Directors	1	no vote
					Ratify Pricewaterhouse Coopers LLP	2	no vote
					Approve amended and restated stock incentive plan	3	no vote
	Audible, inc
	adbl	05069A302	issuer	6/03/04	Elect directors	1	for
					Ratify KPMG as accountants	2	for
					Approve amended and restated Certificate of Inc.	3	for
	Laserscope
	lscp	518081104	issuer	6/04/04	Elect Directors	1	no vote
					Approve 2004 stock option plan	2	no vote
					Ratify Pricewaterhouse Coopers LLP	3	no vote

	Conn's Inc
	conn	208242107	issuer	6/03/04	Elect directors	1	no vote
					Approve amendment to cert of inc	2	no vote
					Approve amendment to amended and restated	3	no vote
					2003 incentive stock option plan
	BUCA, Inc.
	bucae	117769109	issuer	6/14/04	Elect directors	1	no vote
					Ratify Deloitte & Touche	2	no vote
	Edgar OnLine, Inc.
	edgr	279765101	issuer	5/27/04	Elect Directors	1	no vote
					Approve to incresase shares outstanding	2	no vote
					Approve 1999 stock option plan	3	no vote
					Ratify BDO Seidman as accountants	4	no vote
	Amerigon, Inc.
	argn	03070L300	issuer	5/19/04	Elect Directors	1	For
	American Technology Corp.
	atco	30145205	issuer	5/27/04	Elect Directors	1	no vote
					Ratify BDO Seidman	2
	Tarantella, Inc.
	ttla	876090309	issuer	5/27/04	Elect directors	1	for
					Amend 2002 Incentive Stock Option Plan	2	for
					Amend Employee Stock Purchase Plan	3	for
					Ratify Deloitte & Touche LLP as auditors	4	for
					Transact business as may come before meeting
	American Technology
	atco	30145205	issuer	5/27/04	Elect directors	1	for
					Ratify BDO Seidman LLp	2	for
	Safenet, Inc
	sfnt	78645R107	issuer	6/03/04	Elect Directors	1	no vote
					Ratify Ernst & young	2	no vote
	Witness Systems, Inc.
	wits	977424100	issuer	5/26/04	Elect Directors	1	no vote
					Approve KPMG LLP	2	no vote
	Metretek Technologies
	mtek	59159Q107	issuer	6/14/04	Elect directors	1	for
					Approve amendment to 1998 Stock Incentive plan	2	for
					Ratify Deloitte & Touch	3	for
					Discretion to address issues	4	for
	RADVision LTD
	rvsn	M81869105	issuer	6/13/04	Elect directors	1	no vote
					Appoint Arnold Taragin as Chair of meeting, in abs. of director	2	no vote
					Receive directors annual report to shareholders	3	no vote
					Appoint KOST Gorer Gabbay & Kasierer and Auditors	4	no vote
					Authorized remuneration for Yossi Atsmon, external director	5	no vote
					Approve options to CEO	6	no vote
					Approve amendment to art. Of Assoc.	7	no vote
	Find/SVP
	fsvp	317718302	issuer	6/18/04	Elect Directors	1	For
					Ratify Deloitte & Touche	2	For
					Vote on such business as necessary	3	For
	Net Perceptions
	netp	64107U101	issuer	6/23/04	Elect Directors	1	no vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPECIAL SITUATIONS FUND III, L.P.

By (signature and Title)*	/s/ Austin W. Marxe
AUSTIN W. MARXE, MANAGING GENERAL PARTNER

Date:	August 19, 2005